Vessels and Equipment - Pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Vessels and Equipment
Book value of assets pledged as security for long-term debt	$ 1,493	$ 1,631
Percentage on partnership acquired	100.00%